Related Party Transactions - Deferred revenue and amounts due to party (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	$ 28,382,236	¥ 197,057,867		¥ 114,460,661
Additional prepaid carried interest | $	0		$ 0
Amounts due to related party	881,273	6,118,678		34,286,208
Investees of Affiliates of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,277,397	8,868,968		8,516,655
Investees of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	13,173,226	91,461,706		92,163,951
Investees of Jupeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	11,864,865	82,377,760		6,678,187
Sina Hong Kong Limited
Related Party Transaction
Amounts due to related party | ¥				34,286,208
Investees of Yidezhen
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,811,327	12,576,042		6,929,223
Amounts due to related party	87,412	606,900
Non-controlling interests shareholder
Related Party Transaction
Amounts due to related party	793,861	5,511,778
Investees of Yidezeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	183,351	1,273,008		¥ 172,645
Hehui
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	$ 72,070	¥ 500,383